Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net, mainly consist of the following:

	June 30, 2025	June 30, 2024
Capitalized internal-use software development costs	$1,016,871	$987,476
Less: accumulated amortization	(888,776)	(783,443)
Intangible assets, net	$128,095	$204,033

Amortization expense was $108,920, $157,961 and $131,762 for the years ended June 30, 2025, 2024 and 2023, respectively. Estimated future amortization expense for intangible assets is as follows:

Twelve months ending June 30,	Amortization expense
2026	90,031
2027	23,621
2028	11,346
2029	2,154
Thereafter	943
$128,095